Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets	£ 302,446	£ 229,236
Derivative liabilities	(300,775)	(229,204)
Derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	43,359,755	42,292,485
Derivative assets held for trading		229,063
Derivative liabilities held for trading		(228,617)
At fair value [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading		229,063
Derivative assets held for held for risk management	566	173
Derivative assets	302,446	229,236
Derivative liabilities held for trading		(228,617)
Derivative liabilities held for risk management	(980)	(587)
Derivative liabilities	(300,775)	(229,204)
Held for risk management [Member] | Derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	189,784	181,375
Held for risk management [Member] | At fair value [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	566	173
Derivative liabilities held for risk management	(980)	(587)
Held for trading [member] | Derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	43,169,971	42,111,110
Derivative assets held for trading	173	566
Derivative liabilities held for trading	(587)	(980)
Held for trading [member] | At fair value [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	301,880	229,063
Derivative liabilities held for trading	£ (299,795)	£ (228,617)